Consolidated Statements of Changes in Equity $ in Thousands, $ in Thousands	USD ($)	TWD ($)	Capital [Member] Common stocks [Member] TWD ($)	Capital [Member] Collected in Advance [Member] TWD ($)	Additional Paid-in Capital [Member] TWD ($)	Legal reserve [Member] TWD ($)	Unappropriated Earnings [Member] TWD ($)	Exchange Differences on Translation of Foreign Operations [Member] TWD ($)	Unrealized Gain or Loss on Available-for-Sale Financial Assets [Member] TWD ($)	Treasury Stock [Member] TWD ($)	Equity Attributable to the Parent Company [Member] TWD ($)	Non-controlling Interests [Member] TWD ($)
Balance at Dec. 31, 2014		$ 220,339,033	$ 127,252,078	$ 50,970	$ 39,923,325	$ 6,511,844	$ 42,660,570	$ (879,026)	$ 10,986,762	$ (10,017,288)	$ 216,489,235	$ 3,849,798
Appropriation and distribution of retained earnings
Legal reserve		0	0	0	0	1,214,134	(1,214,134)	0	0	0	0	0
Cash dividends		(6,939,322)	0	0	0	0	(6,939,322)	0	0	0	(6,939,322)	0
Net income		12,641,098	0	0	0	0	13,254,071	0	0	0	13,254,071	(612,973)
Other comprehensive income (loss), net of tax		(1,064,619)	0	0	0	0	(35,222)	2,868,328	(3,835,611)	0	(1,002,505)	(62,114)
Total comprehensive income (loss)		11,576,479	0	0	0	0	13,218,849	2,868,328	(3,835,611)	0	12,251,566	(675,087)
Share-based payment transaction		1,214,700	329,251	(50,970)	254,974	0	0	0	0	681,445	1,214,700	0
Embedded conversion options derived from convertible bonds		1,572,121	0	0	1,572,121	0	0	0	0	0	1,572,121	0
Treasury stock acquired		(2,203,442)	0	0	0	0	0	0	0	(2,203,442)	(2,203,442)	0
Share of changes in net assets of associates and joint ventures accounted for using equity method		(2,946)	0	0	(2,946)	0	0	0	0	0	(2,946)	0
Changes in subsidiaries' ownership		(795,314)	0	0	357,393	0	(105,461)	0	0	0	251,932	(1,047,246)
Adjustments due to reciprocal stockholdings held by subsidiaries and associates		199,500	0	0	78,528	0	0	0	0	120,972	199,500	0
Effect of deconsolidation of subsidiaries		(100,400)	0	0	0	0	0	0	0	0	0	(100,400)
Others		(7,762)	0	0	(7,762)	0	0	0	0	0	(7,762)	0
Balance at Dec. 31, 2015		224,852,647	127,581,329	$ 0	42,175,633	7,725,978	47,620,502	1,989,302	7,151,151	(11,418,313)	222,825,582	2,027,065
Appropriation and distribution of retained earnings
Legal reserve		0	0		0	1,344,863	(1,344,863)	0	0	0	0	0
Cash dividends		(6,906,973)	0		0	0	(6,906,973)	0	0	0	(6,906,973)	0
Net income		4,168,562	0		0	0	8,621,147	0	0	0	8,621,147	(4,452,585)
Other comprehensive income (loss), net of tax		(4,024,071)	0		0	0	(60,535)	(1,907,749)	(2,023,469)	0	(3,991,753)	(32,318)
Total comprehensive income (loss)		144,491	0		0	0	8,560,612	(1,907,749)	(2,023,469)	0	4,629,394	(4,484,903)
Treasury stock acquired		(2,395,793)	0		0	0	0	0	0	(2,395,793)	(2,395,793)	0
Treasury stock cancelled		0	(1,338,142)		(164,220)	0	0	0	0	1,502,362	0	0
Share of changes in net assets of associates and joint ventures accounted for using equity method		1,050	0		1,050	0	0	0	0	0	1,050	0
Changes in subsidiaries' ownership		(3,814)	0		1,567	0	(572,454)	0	0	0	(570,887)	567,073
Adjustments due to reciprocal stockholdings held by subsidiaries and associates		(467,807)	0		113,833	0	0	0	0	(581,640)	(467,807)	0
Effect of deconsolidation of subsidiaries		0
Others		(277,427)	0		(501,757)	0	(3,828,164)	0	0	0	(4,329,921)	4,052,494
Balance at Dec. 31, 2016		214,946,374	126,243,187		41,626,106	9,070,841	43,528,660	81,553	5,127,682	(12,893,384)	212,784,645	2,161,729
Appropriation and distribution of retained earnings
Legal reserve		0	0		0	831,566	(831,566)	0	0	0	0	0
Cash dividends		(6,112,159)	0		0	0	(6,112,159)	0	0	0	(6,112,159)	0
Net income	$ 225,345	6,679,229	0		0	0	9,676,698	0	0	0	9,676,698	(2,997,469)
Other comprehensive income (loss), net of tax	(162,434)	(4,814,533)	0		0	0	(151,654)	(5,770,763)	1,219,485	0	(4,702,932)	(111,601)
Total comprehensive income (loss)	62,911	1,864,696	0		0	0	9,525,044	(5,770,763)	1,219,485	0	4,973,766	(3,109,070)
Share of changes in net assets of associates and joint ventures accounted for using equity method		(3,978)	0		(3,978)	0	0	0	0	0	(3,978)	0
Changes in subsidiaries' ownership		(2,042,442)	0		(134,050)	0	(909,241)	0	0	0	(1,043,291)	(999,151)
Adjustments due to reciprocal stockholdings held by subsidiaries and associates		110,164	0		121,340	0	0	0	0	(11,176)	110,164	0
Effect of deconsolidation of subsidiaries		0
Others		858,343	0		0	0	(2,044,957)	0	0	0	(2,044,957)	2,903,300
Balance at Dec. 31, 2017	$ 7,072,233	$ 209,620,998	$ 126,243,187		$ 41,609,418	$ 9,902,407	$ 43,155,781	$ (5,689,210)	$ 6,347,167	$ (12,904,560)	$ 208,664,190	$ 956,808